Equity - Ordinary shares (Details) ¥ in Thousands		1 Months Ended
	Jan. 31, 2021 CNY (¥) shares	Nov. 30, 2022 $ / shares shares	Feb. 28, 2021 Vote $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Equity
Ordinary shares, Shares authorized	500,000,000		3,000,000,000
Ordinary shares, Par value per share | $ / shares			$ 0.0001
Class A ordinary shares
Equity
Ordinary shares, Shares issued				340,316,306	319,677,037
Ordinary shares, Shares outstanding				339,104,792	319,677,037
Ordinary shares, Shares authorized			2,900,000,000	2,900,000,000	2,900,000,000
Ordinary shares, Par value per share | $ / shares				$ 0.0001	$ 0.0001
Ordinary shares, Number of votes per share | Vote			1
Class B ordinary shares
Equity
Ordinary shares, Shares issued				73,680,917	73,680,917
Ordinary shares, Shares outstanding				73,680,917	73,680,917
Ordinary shares, Shares authorized			100,000,000	100,000,000	100,000,000
Ordinary shares, Par value per share | $ / shares				$ 0.0001	$ 0.0001
Ordinary shares, Number of votes per share | Vote			10
Initial public offering
Equity
Number of shares issued		16,387,500
Price per share | $ / shares		$ 3.67
Proceeds from issuance of common stock | ¥	¥ 365,784
Initial public offering | ADS
Equity
Number of shares issued		5,462,500
Price per share | $ / shares		$ 11